Kyphon Inc.
1221 Crossman Avenue
Sunnyvale, California   94089

February 28, 2007

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the year ended December 31, 2006.

Sincerely,

Kyphon Inc.

/s/ Kendra Wong
Kendra Wong
Compliance Analyst